18. LEASES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets depreciation, beginning	$ (4)
Depreciation	(5)	(4)
Reclasification to assets clasified as held	6
Right of use assets depreciation, ending	(3)	(4)
Net book values	10	16
Equipment and machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets depreciation, beginning	(2)
Depreciation	(1)
Reclasification to assets clasified as held
Right of use assets depreciation, ending	(3)	(2)
Net book values	10	11
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets depreciation, beginning	(2)
Depreciation	(4)
Reclasification to assets clasified as held	6
Right of use assets depreciation, ending		(2)
Net book values		$ 5